Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN TRUST II
Prospectus Date	rr_ProspectusDate	Nov. 01, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN U.S. EQUITY FUNDS

JPMORGAN TRUST II

JPMorgan Large Cap Growth Fund

(Class A, Class C, Class I and Class L Shares)

(each, a “Fund” and together, the “Funds”)

Supplement dated July 24, 2019

to the Summary Prospectuses and Prospectus dated November 1, 2018, as supplemented

The Board of Trustees of each of JPMorgan Trust I and JPMorgan Trust II has approved changes to the investment advisory fee or expense limitation arrangement for each Fund listed above. On August 1, 2019 (the “Effective Date”), each Fund’s Summary Prospectus and the Funds’ Prospectus will be amended as set forth below:

On the Effective Date, the “Annual Fund Operating Expenses” and “Example” tables in each Fund’s Summary Prospectus and the Funds’ Prospectus will be deleted in their entirety and replaced with the corresponding tables below:

JPMorgan Large Cap Growth Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees[1]	0.45%	0.45%	0.45%

Distribution (Rule 12b-1) Fees	0.25	0.75	NONE

Other Expenses	0.36	0.35	0.35

Service Fees	0.25	0.25	0.25

Remainder of Other Expenses[2]	0.11	0.10	0.10

Total Annual Fund Operating Expenses	1.06	1.55	0.80

Fee Waivers and/or Expense Reimbursements[3]	(0.12)	(0.11)	(0.11)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	0.94	1.44	0.69

1	Management Fees have been restated to reflect current fees.

2	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year.

3
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.94%, 1.44% and 0.69% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/20, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS A SHARES ($)	616	821	1,056	1,730

CLASS C SHARES ($)	247	467	823	1,826

CLASS I SHARES ($)	70	233	422	969

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS A SHARES ($)	616	821	1,056	1,730

CLASS C SHARES ($)	147	467	823	1,826

CLASS I SHARES ($)	70	233	422	969

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
SUMMARY PROSPECTUSES AND THE PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN U.S. EQUITY FUNDS

JPMORGAN TRUST II

JPMorgan Intrepid Mid Cap Fund

(Class A, Class C, Class I and Class L Shares)

(each, a “Fund” and together, the “Funds”)

Supplement dated July 24, 2019

to the Summary Prospectuses and Prospectus dated November 1, 2018, as supplemented

The Board of Trustees of each of JPMorgan Trust I, JPMorgan Trust II and J.P. Morgan Mutual Fund Investment Trust has approved changes to the investment advisory fee for each Fund listed above. On August 1, 2019 (the “Effective Date”), each Fund’s Summary Prospectus and the Funds’ Prospectus will be amended as set forth below:

On the Effective Date, the “Annual Fund Operating Expenses” and “Example” tables in each Fund’s Summary Prospectus and the Funds’ Prospectus will be deleted in their entirety and replaced with the corresponding tables below:

JPMorgan Intrepid Mid Cap Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees[1]	0.55%	0.55%	0.55%

Distribution (Rule 12b-1) Fees	0.25	0.75	NONE

Other Expenses	0.39	0.38	0.37

Service Fees	0.25	0.25	0.25

Remainder of Other Expenses[2]	0.14	0.13	0.12

Total Annual Fund Operating Expenses	1.19	1.68	0.92

Fee Waivers and/or Expense Reimbursements[3]	(0.05)	(0.04)	(0.03)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	1.14	1.64	0.89

1	Management Fees have been restated to reflect current fees.

2	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year.

3
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.14%, 1.64% and 0.89% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/20, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS A SHARES ($)	635	873	1,136	1,884

CLASS C SHARES ($)	267	522	905	1,980

CLASS I SHARES ($)	91	287	503	1,126

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS A SHARES ($)	635	873	1,136	1,884

CLASS C SHARES ($)	167	522	905	1,980

CLASS I SHARES ($)	91	287	503	1,126

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
SUMMARY PROSPECTUSES AND THE PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN U.S. EQUITY FUNDS

JPMORGAN TRUST II

JPMorgan Intrepid Mid Cap Fund

JPMorgan Large Cap Growth Fund

(Class R2, Class R3, Class R4, Class R5 and Class R6 Shares)

(each, a “Fund” and together, the “Funds”)

Supplement dated July 24, 2019

to the Summary Prospectuses and Prospectus dated November 1, 2018, as supplemented

The Board of Trustees of each of JPMorgan Trust I, JPMorgan Trust II and J.P. Morgan Mutual Fund Investment Trust has approved changes to the investment advisory fee for each Fund listed above. On August 1, 2019 (the “Effective Date”), each Fund’s Summary Prospectus and the Funds’ Prospectus will be amended as set forth below:

On the Effective Date, the “Annual Fund Operating Expenses” and “Example” tables in each Fund’s Summary Prospectus and the Funds’ Prospectus will be deleted in their entirety and replaced with the corresponding tables below:

JPMorgan Intrepid Mid Cap Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class R3	Class R4	Class R6
Management Fees[1]	0.55%	0.55%	0.55%

Distribution (Rule 12b-1) Fees	0.25	NONE	NONE

Other Expenses	0.37	0.46	0.12

Service Fees	0.25	0.25	NONE

Remainder of Other Expenses[2]	0.12	0.21	0.12

Total Annual Fund Operating Expenses	1.17	1.01	0.67

Fee Waivers and/or Expense Reimbursements[3]	(0.03)	(0.12)	(0.03)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	1.14	0.89	0.64

1	Management Fees have been restated to reflect current fees.

2	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year.

3
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.14%, 0.89% and 0.64% of the average daily net assets of Class R3, Class R4 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/20, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R3 SHARES ($)	116	366	638	1,415

CLASS R4 SHARES ($)	91	297	534	1,214

CLASS R6 SHARES ($)	65	208	367	829

JPMorgan Large Cap Growth Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class R2	Class R3	Class R4	Class R5	Class R6
Management Fees[1]	0.45%	0.45%	0.45%	0.45%	0.45%

Distribution (Rule 12b-1) Fees	0.50	0.25	NONE	NONE	NONE

Other Expenses	0.35	0.35	0.35	0.20	0.10

Service Fees	0.25	0.25	0.25	0.10	NONE

Remainder of Other Expenses[2]	0.10	0.10	0.10	0.10	0.10

Total Annual Fund Operating Expenses	1.30	1.05	0.80	0.65	0.55

Fee Waivers and/or Expense Reimbursements[3]	(0.11)	(0.11)	(0.11)	(0.11)	(0.11)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	1.19	0.94	0.69	0.54	0.44

1	Management Fees have been restated to reflect current fees.

2	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year.

3
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.19%, 0.94%, 0.69%, 0.54% and 0.44% of the average daily net assets of Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/20, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	121	390	691	1,548

CLASS R3 SHARES ($)	96	312	557	1,262

CLASS R4 SHARES ($)	70	233	422	969

CLASS R5 SHARES ($)	55	185	340	789

CLASS R6 SHARES ($)	45	154	285	668

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
SUMMARY PROSPECTUSES AND THE PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN U.S. EQUITY FUNDS

JPMORGAN TRUST II

JPMorgan Large Cap Growth Fund

(Class T Shares)

(each, a “Fund” and together, the “Funds”)

Supplement dated July 24, 2019

to the Prospectus dated November 1, 2018, as supplemented

The Board of Trustees of each of JPMorgan Trust I, JPMorgan Trust II and J.P. Morgan Mutual Fund Investment Trust has approved changes to the investment advisory fee for each Fund listed above. On August 1, 2019 (the “Effective Date”), the Funds’ Prospectus will be amended as set forth below:

On the Effective Date, the “Annual Fund Operating Expenses” and “Example” tables in the Funds’ Prospectus will be deleted in their entirety and replaced with the corresponding tables below:

JPMorgan Large Cap Growth Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

Class T
Management Fees[1]	0.45%

Distribution (Rule 12b-1) Fees	0.25

Other Expenses	0.36

Service Fees	0.25

Remainder of Other Expenses[2]	0.11

Total Annual Fund Operating Expenses	1.06

Fee Waivers and/or Expense Reimbursements[3]	(0.12)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	0.94

1	Management Fees have been restated to reflect current fees.

2	“Remainder of Other Expenses” has been calculated based on the estimated amounts for the current fiscal year.

3
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.94% of the average daily net assets of the Class T Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/20, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS T SHARES ($)	344	555	797	1,490

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

A, C, I Shares | JPMorgan Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN U.S. EQUITY FUNDS

JPMORGAN TRUST II

JPMorgan Large Cap Growth Fund

(Class A, Class C, Class I and Class L Shares)

(each, a “Fund” and together, the “Funds”)

Supplement dated July 24, 2019

to the Summary Prospectuses and Prospectus dated November 1, 2018, as supplemented

The Board of Trustees of each of JPMorgan Trust I and JPMorgan Trust II has approved changes to the investment advisory fee or expense limitation arrangement for each Fund listed above. On August 1, 2019 (the “Effective Date”), each Fund’s Summary Prospectus and the Funds’ Prospectus will be amended as set forth below:

On the Effective Date, the “Annual Fund Operating Expenses” and “Example” tables in each Fund’s Summary Prospectus and the Funds’ Prospectus will be deleted in their entirety and replaced with the corresponding tables below:

JPMorgan Large Cap Growth Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees[1]	0.45%	0.45%	0.45%

Distribution (Rule 12b-1) Fees	0.25	0.75	NONE

Other Expenses	0.36	0.35	0.35

Service Fees	0.25	0.25	0.25

Remainder of Other Expenses[2]	0.11	0.10	0.10

Total Annual Fund Operating Expenses	1.06	1.55	0.80

Fee Waivers and/or Expense Reimbursements[3]	(0.12)	(0.11)	(0.11)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	0.94	1.44	0.69

1	Management Fees have been restated to reflect current fees.

2	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year.

3
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.94%, 1.44% and 0.69% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/20, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS A SHARES ($)	616	821	1,056	1,730

CLASS C SHARES ($)	247	467	823	1,826

CLASS I SHARES ($)	70	233	422	969

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS A SHARES ($)	616	821	1,056	1,730

CLASS C SHARES ($)	147	467	823	1,826

CLASS I SHARES ($)	70	233	422	969

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
SUMMARY PROSPECTUSES AND THE PROSPECTUS FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/20
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees have been restated to reflect current fees. “Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
A, C, I Shares | JPMorgan Large Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[3]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.94%	[3]
1 Year	rr_ExpenseExampleYear01	$ 616
3 Years	rr_ExpenseExampleYear03	821
5 Years	rr_ExpenseExampleYear05	1,056
10 Years	rr_ExpenseExampleYear10	1,730
1 Year	rr_ExpenseExampleNoRedemptionYear01	616
3 Years	rr_ExpenseExampleNoRedemptionYear03	821
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,056
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,730
A, C, I Shares | JPMorgan Large Cap Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[3]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.44%	[3]
1 Year	rr_ExpenseExampleYear01	$ 247
3 Years	rr_ExpenseExampleYear03	467
5 Years	rr_ExpenseExampleYear05	823
10 Years	rr_ExpenseExampleYear10	1,826
1 Year	rr_ExpenseExampleNoRedemptionYear01	147
3 Years	rr_ExpenseExampleNoRedemptionYear03	467
5 Years	rr_ExpenseExampleNoRedemptionYear05	823
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,826
A, C, I Shares | JPMorgan Large Cap Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[3]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.69%	[3]
1 Year	rr_ExpenseExampleYear01	$ 70
3 Years	rr_ExpenseExampleYear03	233
5 Years	rr_ExpenseExampleYear05	422
10 Years	rr_ExpenseExampleYear10	969
1 Year	rr_ExpenseExampleNoRedemptionYear01	70
3 Years	rr_ExpenseExampleNoRedemptionYear03	233
5 Years	rr_ExpenseExampleNoRedemptionYear05	422
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 969
A, C, I Shares | JPMorgan Intrepid Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN U.S. EQUITY FUNDS

JPMORGAN TRUST II

JPMorgan Intrepid Mid Cap Fund

(Class A, Class C, Class I and Class L Shares)

(each, a “Fund” and together, the “Funds”)

Supplement dated July 24, 2019

to the Summary Prospectuses and Prospectus dated November 1, 2018, as supplemented

The Board of Trustees of each of JPMorgan Trust I, JPMorgan Trust II and J.P. Morgan Mutual Fund Investment Trust has approved changes to the investment advisory fee for each Fund listed above. On August 1, 2019 (the “Effective Date”), each Fund’s Summary Prospectus and the Funds’ Prospectus will be amended as set forth below:

On the Effective Date, the “Annual Fund Operating Expenses” and “Example” tables in each Fund’s Summary Prospectus and the Funds’ Prospectus will be deleted in their entirety and replaced with the corresponding tables below:

JPMorgan Intrepid Mid Cap Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees[1]	0.55%	0.55%	0.55%

Distribution (Rule 12b-1) Fees	0.25	0.75	NONE

Other Expenses	0.39	0.38	0.37

Service Fees	0.25	0.25	0.25

Remainder of Other Expenses[2]	0.14	0.13	0.12

Total Annual Fund Operating Expenses	1.19	1.68	0.92

Fee Waivers and/or Expense Reimbursements[3]	(0.05)	(0.04)	(0.03)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	1.14	1.64	0.89

1	Management Fees have been restated to reflect current fees.

2	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year.

3
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.14%, 1.64% and 0.89% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/20, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS A SHARES ($)	635	873	1,136	1,884

CLASS C SHARES ($)	267	522	905	1,980

CLASS I SHARES ($)	91	287	503	1,126

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS A SHARES ($)	635	873	1,136	1,884

CLASS C SHARES ($)	167	522	905	1,980

CLASS I SHARES ($)	91	287	503	1,126

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
SUMMARY PROSPECTUSES AND THE PROSPECTUS FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/20
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees have been restated to reflect current fees. “Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
A, C, I Shares | JPMorgan Intrepid Mid Cap Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[4]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.14%	[4]
1 Year	rr_ExpenseExampleYear01	$ 635
3 Years	rr_ExpenseExampleYear03	873
5 Years	rr_ExpenseExampleYear05	1,136
10 Years	rr_ExpenseExampleYear10	1,884
1 Year	rr_ExpenseExampleNoRedemptionYear01	635
3 Years	rr_ExpenseExampleNoRedemptionYear03	873
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,136
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,884
A, C, I Shares | JPMorgan Intrepid Mid Cap Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[4]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.64%	[4]
1 Year	rr_ExpenseExampleYear01	$ 267
3 Years	rr_ExpenseExampleYear03	522
5 Years	rr_ExpenseExampleYear05	905
10 Years	rr_ExpenseExampleYear10	1,980
1 Year	rr_ExpenseExampleNoRedemptionYear01	167
3 Years	rr_ExpenseExampleNoRedemptionYear03	522
5 Years	rr_ExpenseExampleNoRedemptionYear05	905
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,980
A, C, I Shares | JPMorgan Intrepid Mid Cap Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[4]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.89%	[4]
1 Year	rr_ExpenseExampleYear01	$ 91
3 Years	rr_ExpenseExampleYear03	287
5 Years	rr_ExpenseExampleYear05	503
10 Years	rr_ExpenseExampleYear10	1,126
1 Year	rr_ExpenseExampleNoRedemptionYear01	91
3 Years	rr_ExpenseExampleNoRedemptionYear03	287
5 Years	rr_ExpenseExampleNoRedemptionYear05	503
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,126
R3, R4, R6 Shares | JPMorgan Intrepid Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN U.S. EQUITY FUNDS

JPMORGAN TRUST II

JPMorgan Intrepid Mid Cap Fund

(Class R2, Class R3, Class R4, Class R5 and Class R6 Shares)

(each, a “Fund” and together, the “Funds”)

Supplement dated July 24, 2019

to the Summary Prospectuses and Prospectus dated November 1, 2018, as supplemented

The Board of Trustees of each of JPMorgan Trust I, JPMorgan Trust II and J.P. Morgan Mutual Fund Investment Trust has approved changes to the investment advisory fee for each Fund listed above. On August 1, 2019 (the “Effective Date”), each Fund’s Summary Prospectus and the Funds’ Prospectus will be amended as set forth below:

On the Effective Date, the “Annual Fund Operating Expenses” and “Example” tables in each Fund’s Summary Prospectus and the Funds’ Prospectus will be deleted in their entirety and replaced with the corresponding tables below:

JPMorgan Intrepid Mid Cap Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class R3	Class R4	Class R6
Management Fees[1]	0.55%	0.55%	0.55%

Distribution (Rule 12b-1) Fees	0.25	NONE	NONE

Other Expenses	0.37	0.46	0.12

Service Fees	0.25	0.25	NONE

Remainder of Other Expenses[2]	0.12	0.21	0.12

Total Annual Fund Operating Expenses	1.17	1.01	0.67

Fee Waivers and/or Expense Reimbursements[3]	(0.03)	(0.12)	(0.03)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	1.14	0.89	0.64

1	Management Fees have been restated to reflect current fees.

2	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year.

3
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.14%, 0.89% and 0.64% of the average daily net assets of Class R3, Class R4 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/20, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R3 SHARES ($)	116	366	638	1,415

CLASS R4 SHARES ($)	91	297	534	1,214

CLASS R6 SHARES ($)	65	208	367	829

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
SUMMARY PROSPECTUSES AND THE PROSPECTUS FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/20
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees have been restated to reflect current fees. “Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT SELL YOUR SHARES, YOUR COST WOULD BE:
R3, R4, R6 Shares | JPMorgan Intrepid Mid Cap Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[5]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.14%	[5]
1 Year	rr_ExpenseExampleYear01	$ 116
3 Years	rr_ExpenseExampleYear03	366
5 Years	rr_ExpenseExampleYear05	638
10 Years	rr_ExpenseExampleYear10	1,415
1 Year	rr_ExpenseExampleNoRedemptionYear01	116
3 Years	rr_ExpenseExampleNoRedemptionYear03	366
5 Years	rr_ExpenseExampleNoRedemptionYear05	638
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,415
R3, R4, R6 Shares | JPMorgan Intrepid Mid Cap Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.21%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[5]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.89%	[5]
1 Year	rr_ExpenseExampleYear01	$ 91
3 Years	rr_ExpenseExampleYear03	297
5 Years	rr_ExpenseExampleYear05	534
10 Years	rr_ExpenseExampleYear10	1,214
1 Year	rr_ExpenseExampleNoRedemptionYear01	91
3 Years	rr_ExpenseExampleNoRedemptionYear03	297
5 Years	rr_ExpenseExampleNoRedemptionYear05	534
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,214
R3, R4, R6 Shares | JPMorgan Intrepid Mid Cap Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[5]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.64%	[5]
1 Year	rr_ExpenseExampleYear01	$ 65
3 Years	rr_ExpenseExampleYear03	208
5 Years	rr_ExpenseExampleYear05	367
10 Years	rr_ExpenseExampleYear10	829
1 Year	rr_ExpenseExampleNoRedemptionYear01	65
3 Years	rr_ExpenseExampleNoRedemptionYear03	208
5 Years	rr_ExpenseExampleNoRedemptionYear05	367
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 829
R2, R3, R4, R5, R6 Shares | JPMorgan Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN U.S. EQUITY FUNDS

JPMORGAN TRUST II

JPMorgan Large Cap Growth Fund

(Class R2, Class R3, Class R4, Class R5 and Class R6 Shares)

(each, a “Fund” and together, the “Funds”)

Supplement dated July 24, 2019

to the Summary Prospectuses and Prospectus dated November 1, 2018, as supplemented

The Board of Trustees of each of JPMorgan Trust I, JPMorgan Trust II and J.P. Morgan Mutual Fund Investment Trust has approved changes to the investment advisory fee for each Fund listed above. On August 1, 2019 (the “Effective Date”), each Fund’s Summary Prospectus and the Funds’ Prospectus will be amended as set forth below:

On the Effective Date, the “Annual Fund Operating Expenses” and “Example” tables in each Fund’s Summary Prospectus and the Funds’ Prospectus will be deleted in their entirety and replaced with the corresponding tables below:

JPMorgan Large Cap Growth Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class R2	Class R3	Class R4	Class R5	Class R6
Management Fees[1]	0.45%	0.45%	0.45%	0.45%	0.45%

Distribution (Rule 12b-1) Fees	0.50	0.25	NONE	NONE	NONE

Other Expenses	0.35	0.35	0.35	0.20	0.10

Service Fees	0.25	0.25	0.25	0.10	NONE

Remainder of Other Expenses[2]	0.10	0.10	0.10	0.10	0.10

Total Annual Fund Operating Expenses	1.30	1.05	0.80	0.65	0.55

Fee Waivers and/or Expense Reimbursements[3]	(0.11)	(0.11)	(0.11)	(0.11)	(0.11)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	1.19	0.94	0.69	0.54	0.44

1	Management Fees have been restated to reflect current fees.

2	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year.

3
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.19%, 0.94%, 0.69%, 0.54% and 0.44% of the average daily net assets of Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/20, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	121	390	691	1,548

CLASS R3 SHARES ($)	96	312	557	1,262

CLASS R4 SHARES ($)	70	233	422	969

CLASS R5 SHARES ($)	55	185	340	789

CLASS R6 SHARES ($)	45	154	285	668

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
SUMMARY PROSPECTUSES AND THE PROSPECTUS FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/20
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees have been restated to reflect current fees. “Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT SELL YOUR SHARES, YOUR COST WOULD BE:
R2, R3, R4, R5, R6 Shares | JPMorgan Large Cap Growth Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[6]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.19%	[6]
1 Year	rr_ExpenseExampleYear01	$ 121
3 Years	rr_ExpenseExampleYear03	390
5 Years	rr_ExpenseExampleYear05	691
10 Years	rr_ExpenseExampleYear10	1,548
1 Year	rr_ExpenseExampleNoRedemptionYear01	121
3 Years	rr_ExpenseExampleNoRedemptionYear03	390
5 Years	rr_ExpenseExampleNoRedemptionYear05	691
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,548
R2, R3, R4, R5, R6 Shares | JPMorgan Large Cap Growth Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[6]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.94%	[6]
1 Year	rr_ExpenseExampleYear01	$ 96
3 Years	rr_ExpenseExampleYear03	312
5 Years	rr_ExpenseExampleYear05	557
10 Years	rr_ExpenseExampleYear10	1,262
1 Year	rr_ExpenseExampleNoRedemptionYear01	96
3 Years	rr_ExpenseExampleNoRedemptionYear03	312
5 Years	rr_ExpenseExampleNoRedemptionYear05	557
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,262
R2, R3, R4, R5, R6 Shares | JPMorgan Large Cap Growth Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[6]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.69%	[6]
1 Year	rr_ExpenseExampleYear01	$ 70
3 Years	rr_ExpenseExampleYear03	233
5 Years	rr_ExpenseExampleYear05	422
10 Years	rr_ExpenseExampleYear10	969
1 Year	rr_ExpenseExampleNoRedemptionYear01	70
3 Years	rr_ExpenseExampleNoRedemptionYear03	233
5 Years	rr_ExpenseExampleNoRedemptionYear05	422
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 969
R2, R3, R4, R5, R6 Shares | JPMorgan Large Cap Growth Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	0.10%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[6]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.54%	[6]
1 Year	rr_ExpenseExampleYear01	$ 55
3 Years	rr_ExpenseExampleYear03	185
5 Years	rr_ExpenseExampleYear05	340
10 Years	rr_ExpenseExampleYear10	789
1 Year	rr_ExpenseExampleNoRedemptionYear01	55
3 Years	rr_ExpenseExampleNoRedemptionYear03	185
5 Years	rr_ExpenseExampleNoRedemptionYear05	340
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 789
R2, R3, R4, R5, R6 Shares | JPMorgan Large Cap Growth Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[6]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.44%	[6]
1 Year	rr_ExpenseExampleYear01	$ 45
3 Years	rr_ExpenseExampleYear03	154
5 Years	rr_ExpenseExampleYear05	285
10 Years	rr_ExpenseExampleYear10	668
1 Year	rr_ExpenseExampleNoRedemptionYear01	45
3 Years	rr_ExpenseExampleNoRedemptionYear03	154
5 Years	rr_ExpenseExampleNoRedemptionYear05	285
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 668
T Shares | JPMorgan Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN U.S. EQUITY FUNDS

JPMORGAN TRUST II

JPMorgan Large Cap Growth Fund

(Class T Shares)

(each, a “Fund” and together, the “Funds”)

Supplement dated July 24, 2019

to the Prospectus dated November 1, 2018, as supplemented

The Board of Trustees of each of JPMorgan Trust I, JPMorgan Trust II and J.P. Morgan Mutual Fund Investment Trust has approved changes to the investment advisory fee for each Fund listed above. On August 1, 2019 (the “Effective Date”), the Funds’ Prospectus will be amended as set forth below:

On the Effective Date, the “Annual Fund Operating Expenses” and “Example” tables in the Funds’ Prospectus will be deleted in their entirety and replaced with the corresponding tables below:

JPMorgan Large Cap Growth Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

Class T
Management Fees[1]	0.45%

Distribution (Rule 12b-1) Fees	0.25

Other Expenses	0.36

Service Fees	0.25

Remainder of Other Expenses[2]	0.11

Total Annual Fund Operating Expenses	1.06

Fee Waivers and/or Expense Reimbursements[3]	(0.12)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	0.94

1	Management Fees have been restated to reflect current fees.

2	“Remainder of Other Expenses” has been calculated based on the estimated amounts for the current fiscal year.

3
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.94% of the average daily net assets of the Class T Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/20, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS T SHARES ($)	344	555	797	1,490

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/20
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Remainder of Other Expenses” has been calculated based on the estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT SELL YOUR SHARES, YOUR COST WOULD BE:
T Shares | JPMorgan Large Cap Growth Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%	[7]
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[8]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.94%	[8]
1 Year	rr_ExpenseExampleYear01	$ 344
3 Years	rr_ExpenseExampleYear03	555
5 Years	rr_ExpenseExampleYear05	797
10 Years	rr_ExpenseExampleYear10	1,490
1 Year	rr_ExpenseExampleNoRedemptionYear01	344
3 Years	rr_ExpenseExampleNoRedemptionYear03	555
5 Years	rr_ExpenseExampleNoRedemptionYear05	797
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,490

[1]	Management Fees have been restated to reflect current fees.
[2]	"Remainder of Other Expenses" has been calculated based on the actual other expenses incurred in the most recent fiscal year.
[3]	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.94%, 1.44% and 0.69% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/20, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.
[4]	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.14%, 1.64% and 0.89% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/20, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.
[5]	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.14%, 0.89% and 0.64% of the average daily net assets of Class R3, Class R4 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/20, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.
[6]	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.19%, 0.94%, 0.69%, 0.54% and 0.44% of the average daily net assets of Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/20, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.
[7]	"Remainder of Other Expenses" has been calculated based on the estimated amounts for the current fiscal year.
[8]	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.94% of the average daily net assets of the Class T Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/20, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.